Significant Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Agreements [Abstract]
Significant Agreements
6. Significant Agreements
Stanford Exclusive License Agreement and Option Agreement
In December 2020, the Company entered into an exclusive license agreement (the “License Agreement”) with The Board of Trustees of the Leland Stanford Junior University (Stanford), pursuant to which Stanford granted the Company a worldwide license to specified technology and patent rights to develop, manufacture and commercialize human prophylactic and therapeutic products. Other than with respect to specified, broadly applicable assays and procedures and subject to retained rights by Stanford, the license is exclusive with respect to human prophylactic and therapeutic products for the treatment of SCD, XSCID and beta thalassemia. The license is non-exclusive
with respect to those broadly applicable assays and procedures and with respect to all human prophylactic and therapeutic products other than for the treatment of SCD, XSCID and beta thalassemia.
Pursuant to the License Agreement, the Company paid an upfront license fee of $50.0 thousand and as additional consideration for the license, the Company agreed to issue to Stanford approximately 0.6 million shares of common stock. As of December 31, 2020, the Company recorded its obligations to issue Stanford shares of common stock at an estimated fair value of $2.8 million to additional paid in capital. The shares of common stock were expected to be issued when Stanford provided the inventors’ names for allocation of the shares. Stanford also received an option to purchase up to 10% of newly issued shares in the future private financings at the price paid by other participating investors. During the year ended December 31, 2021, the Company entered into an amendment to the License Agreement, pursuant to which it extended the time when the shares would be issued to May 7, 2021.
On May 7, 2021, the Company issued an aggregate of 640,861 shares of the Company’s common stock to Stanford and certain individuals designated by Stanford in consideration for rights granted to the Company under the Company’s exclusive license agreement.
On June 18, 2021, the Company exercised its right to repurchase an aggregate of 624,845 shares from each founder and investor under the Stanford Adjustment Repurchase Right as described below.
The acquisition of the exclusive license, including patent rights and know-how,
and clinical supplies was accounted for as an asset acquisition and as the acquired technology and inventories did not have an alternative use, the total consideration of $2.8 million was recorded as research and development expense in the statements of operations and comprehensive loss for the year ended December 31, 2020.
In connection with the License Agreement, the Company reimbursed Stanford $0.2 million for previously incurred patent costs, which were recorded in general and administrative expenses for the year ended December 31, 2020 and in addition, is obligated to reimburse future patent costs. The Company is also obligated to pay annual maintenance fees as follows: $5.0 thousand in the first year, $10.0 thousand in each year 2 and 3, $25.0 thousand in each year 3 through 6, $50.0 thousand each subsequent year until first commercial sale and $200.0 thousand each subsequent year after the first commercial sale. No fees were recorded during the three and nine months ended September 30, 2023. The Company did not record any patent fees during the three and nine months ended September 30, 2023.
The Company is obligated to make future development and regulatory milestone payments in total of up to $5.3 million, sales based milestone payments of up to $7.5 million and royalties on future sales at percentage rates ranging in the low single digits. In addition, if the Company receives any sublicense income, it is required to share it with Stanford as a certain percentage defined for each milestone in the License Agreement. The Company will record the maintenance fees, when payable, and will record milestones when contingencies are resolved and milestones are due. No milestones were achieved and recorded as of September 30, 2023.
In January 2021, the Company entered into an option agreement (the “First Option Agreement”) with Stanford, pursuant to which Stanford granted the Company the right to obtain a license to specified patent rights relating to human prophylactic and therapeutic products. The Company may exercise the option in whole or in part to obtain a license under one or more of the optioned patent rights.
Subject to the Company’s exercise of the option under the First Option Agreement and its execution of an amendment to the License Agreement that incorporates the optioned patent rights and any optioned technology, the Company has agreed to issue to Stanford 132,137 shares of its common stock and pay a license execution fee of $10.0 thousand.
The term of the First Option Agreement expires 18 months after its effective date, subject to the Company’s right to extend such expiration date by up to an additional one year upon notice to Stanford and by another additional one year upon the reasonable agreement of Stanford. The First Option Agreement will terminate if the License Agreement terminates. On June 23, 2022, the Company exercised its right to extend the term of the First Option Agreement for an additional year. On June 6, 2023, the Company and Stanford agreed to extend the term of the First Option Agreement for another additional year. As of September 30, 2023, the Company had not exercised the option under the First Option Agreement and no fees have been paid for the First Option Agreement.
In April 2021, the Company entered into an option agreement (the “Second Option Agreement”) with Stanford to negotiate the license for additional technologies from Stanford. Pursuant to the Second Option Agreement, the Company agreed to pay Stanford option fees in an aggregate amount of $30.0 thousand over the term of the option. On April 13, 2022, the Company entered into an amendment to the Second Option Agreement which extended the term for an additional year. On March 8, 2023, the Company terminated the Second Option Agreement without exercising the option to negotiate a license for additional technologies from Stanford. No maintenance fees were paid during the three and nine months ended September 30, 2023.
LCGM Service Agreement
On August 30, 2021, the Company entered into a Master Manufacturing and Service Agreement with the Laboratory for Cell & Gene Medicine at Stanford (“LCGM MSA”). Pursuant to the LCGM MSA, LCGM will conduct clinical manufacturing, release testing, and product release for nula-cel
in the Company’s Phase 1/2 CEDAR clinical trial to treat SCD. During 2021, the Company entered into various Statements of Work under the LCGM MSA under which it received technology transfer and related services for HBB Beta-Globin Gene Variant for SCD, manufacturing engineer test runs, the exclusive use of a manufacturing suite at the LCGM facility, and Phase 1/2 CEDAR clinical development and manufacturing of the HBB Variant for SCD. During the three months ended September 30, 2023, the Company did not recognize any research and development expense in connection with the LCGM MSA. The Company recognized $1.1 million during the nine months ended September 30, 2023. During the three and nine months ended September 30, 2022, the Company recognized $1.7 million and $4.5 million, respectively, in research and development expense in connection with the LCGM MSA. As of September 30, 2023, the Company does not expect to incur any additional expenses associated with the LCGM MSA.
IDT License Agreement
On June 7, 2021, the Company entered into a License Agreement (“IDT License Agreement”) with Integrated DNA Technologies, Inc. (“IDT”). Pursuant to the IDT License Agreement, IDT granted the Company and its affiliates a worldwide, non-exclusive,
sublicensable license to research and develop products incorporating HiFi Cas9 protein variants for use in human therapeutic applications for SCD, XSCID and Gaucher disease (the “Field”) and a worldwide, exclusive, sublicensable license to commercialize such products in the Field. The Company has also been granted the right to expand the licensed Field to include human therapeutic applications in the additional fields of beta thalassemia disorder and lysosomal storage disorders upon the payment of an exercise fee in the amount of $0.5 million per additional field or $1.0 million for both additional fields.
In consideration of the licenses and rights granted to the Company under the IDT License Agreement, the Company agreed to pay to IDT an upfront payment in the amount of $3.0 million and up to $5.3 million (or $8.8 million if the Company elects to expand the Field as described above to include both the beta thalassemia and lysosomal storage disorders fields) in total regulatory milestone payments. Each regulatory milestone payment is payable once on an indication-by-indication
basis. In addition, the Company has agreed to pay IDT a low single-digit royalty on the net sales of products, subject to reductions in specified circumstances. As the acquisition of the license was accounted for as an asset acquisition and as the acquired technology did not have an alternative use, the total consideration of $3.0 million was recorded as research and development expense in the statements of operations and comprehensive loss during the year ended December 31, 2021.
The IDT License Agreement remains in effect on a
country-by-country
and
product-by-product
basis until the expiration of the royalty term for such product in such jurisdiction. The Company and IDT each have the right to terminate the IDT License Agreement for the other party’s material breach of its obligations under the IDT License Agreement, subject to specified rights to cure. Additionally, the Company may terminate the IDT License Agreement for any reason upon written notice.
During the three and nine months ended September 30, 2023, the Company has not recognized any research and development expense in connection with the IDT License Agreement. There are no milestones probable as of September 30, 2023 and 2022; therefore, no milestone payments have been recognized in the three and nine months ended September 30, 2023 and 2022. As of September 30, 2023, the Company does not expect to incur any additional expenses associated with the IDT License Agreement.
Sale of
Non-Genotoxic
Targeted Conditioning Technology Assets
On August 1, 2023, the Company entered into an asset purchase agreement (the “APA”) with a third party pursuant to which the Company sold to the counterparty, concurrently with the execution of the APA, certain assets related to the Company’s non-genotoxic
conditioning technology in exchange for upfront consideration of $0.5 million. Additional consideration included certain contingent milestone payments totaling up to approximately $1.0 million in the aggregate as well as royalties on net sales by the acquirer of certain products incorporating the acquired technology, and potential fees upon the completion of certain transactions by the acquirer. The APA also provided for reimbursement of certain research and development amounts incurred prior to closing of approximately $0.6 million.
The disposal of certain assets sold pursuant to the APA was accounted for as a deconsolidation of a subsidiary or group of assets in accordance with ASC 810. During the three and nine months ended September 30, 2023, the Company recognized a loss on disposal of $0.1 million, which was recorded in other income. The Company will record amounts related to the contingent milestone payments, royalties, and potential transaction fees when contingencies are resolved and amounts are due in accordance with ASC 450. No contingencies were resolved and recorded as of September 30, 2023.
License and Option to Acquire Nula-Cel Assets
On August 4, 2023, the Company entered into an LOA with a third party pursuant to which the Company exclusively licensed to the counterparty, and granted the counterparty, an option to acquire certain intellectual property and materials related to the Company’s nula-cel
program and related
pre-clinical
platform assets. Exercise of the option is contingent on the counterparty timely achieving a financing milestone, and all rights to the intellectual property and materials will revert to the Company if the milestone is not achieved or if the counterparty elects not to exercise the option. In return for this license and option, the Company received an equity interest in the counterparty representing 20% of all outstanding shares on a fully diluted basis. As a result of the 20% equity interest, the Company has the ability to exert significant influence over the counterparty and accounts for the interest as an equity method investment. The Company records its proportionate share of investee’s equity in earnings or losses based on the most recently available financial information.

The Company assessed the entity under the VIE model to assess whether to apply the consolidation guidance in accordance with ASC 810. The Company holds variable interests in the entity, and the entity was determined to be a VIE which is not consolidated as it is determined the Company lacks the power to direct the activities that most significantly impact the entity’s economic performance. The condensed balance sheets do not contain assets and liabilities related to the Company’s interest in the non-consolidated
VIE. Additionally, the Company’s maximum exposure to loss is limited to the carrying value of the equity interest in the counterparty. No arrangements exist where additional financial support would need to be provided by the Company.
The 20% equity interest in the counterparty had minimal value upon execution of the LOA and the Company did not record any amount related to the equity interest as of September 30, 2023 or for the three and nine months ended September 30, 2023. As of September 30, 2023, the counterparty has not achieved the financial milestone and does not have the right to exercise the option.

6. Significant Agreements
Stanford Exclusive License Agreement
In December 2020, the Company entered into an exclusive license agreement (the “License Agreement”), with The Board of Trustees of the Leland Stanford Junior University (Stanford), pursuant to which Stanford granted us a worldwide license to specified technology and patent rights to develop, manufacture and commercialize human prophylactic and therapeutic products. Other than with respect to specified, broadly applicable assays and procedures and subject to retained rights by Stanford, the license is exclusive with respect to human prophylactic and therapeutic products for the treatment of SCD, XSCID and beta thalassemia. The license is non-exclusive
with respect to those broadly applicable assays and procedures and with respect to all human prophylactic and therapeutic products other than for the treatment of SCD, XSCID and beta thalassemia.
Pursuant to the License Agreement, the Company paid an upfront license fee of $50.0 thousand, and as additional consideration for the license, the Company agreed to issue to Stanford approximately 640,861 shares of our common stock. As of December 31, 2020, the Company recorded its obligations to issue Stanford shares of common stock at an estimated fair value of $2.8 million to additional paid in capital. The common shares are expected to be issued when Stanford provides the inventors’ names for allocation of the shares. Stanford also had an option to buy up to 10% of newly issued shares in the future private financings at the price paid by other participating investors. During the year ended December 31, 2021, the Company entered into amendments to the License Agreement, pursuant to which it extended the time when the shares will be issued to May 7, 2021.
On May 7, 2021, the Company issued an aggregate of 640,861 shares of the Company’s common stock to Stanford and certain individuals designated by Stanford in consideration for rights granted to the Company under the Company’s exclusive license agreement.

On June 18, 2021, the Company exercised its right to repurchase an aggregate of 624,845 shares from each founder and investor under the Stanford Adjustment Repurchase Right as described below.
The acquisition of the exclusive license, including patent rights and know-how,
and clinical supplies was accounted for as an asset acquisition and as the acquired technology and inventories did not have an alternative use, the total consideration of $2.8 million was recorded as research and development expense in the statements of operations and comprehensive loss for the year ended December 31, 2020.
In connection with the License Agreement, the Company reimbursed Stanford $0.2 million for previously incurred patent costs, which were recorded in general and administrative expenses for the year ended December 31, 2020 and, in addition, is obligated to reimburse future patent costs. During the year ended December 31, 2021, the reimbursements of patent costs to Stanford were minimal. During the year ended December 31, 2021, the Company has recognized a minimal amount in research and development expense in connection with the License Agreement
The Company is also obligated to pay annual maintenance fees as follows: $5.0 thousand in the first year, $10.0 thousand in each year 2 and 3, $25.0 thousand in each year 3 through 6, $50.0 thousand each subsequent year until first commercial sale and $200.0 thousand each subsequent year after the first commercial sale.
The Company is also obligated to make future development and regulatory milestone payments in total of up to $5.3 million, sales-based milestone payments of up to $7.5 million and royalties on future sales at percentage rates ranging in the low single digits. In addition, if the Company receives any sublicense income, it is required to share it with Stanford as a certain percentage defined for each milestone in the License Agreement. The Company will record the maintenance fees, when payable, and will record milestones when contingencies are resolved, and milestones are due. No milestones were achieved and recorded as of December 31, 2022 and 2021.
The term of the License Agreement expires on the later of (a) the expiration of the last patent or abandonment of the last patent application within the license patent rights or (b) the expiration of all royalty terms with respect to Licensed Products.
The Stanford License terminates on a product by product and country by country basis on the latest to occur of (i) expiration of the last valid claim of a licensed patent that covers the sale or manufacture of the applicable licensed product in such country, (ii) expiration of any period of regulatory exclusivity granted with respect to such licensed product in such country or (iii) ten years after the first commercial sale of such licensed product in a country Stanford also has a right to terminate the agreement if milestones plan is rejected by Stanford as specified in the License Agreement.
In January 2021, the Company entered into an option agreement (the “First Option Agreement”), with Stanford, pursuant to which Stanford granted the Company the right to obtain a license to specified patent rights relating to human prophylactic and therapeutic products. The Company may exercise the option in whole or in part to obtain a license under one or more of the optioned patent rights.
Subject to the Company’s exercise of the option under the First Option Agreement and its execution of an amendment to the License Agreement that incorporates the optioned patent rights and any optioned technology, the Company has agreed to issue to Stanford 132,137 shares of its common stock and pay a license execution fee of $10.0 thousand.
The term of the First Option Agreement expires 18 months after its effective date, subject to the Company’s right to extend such expiration date by up to an additional one year upon notice to Stanford and by another additional one year upon the reasonable agreement of Stanford. The First Option Agreement will terminate if the License Agreement terminates. On June 23, 2022, the Company exercised its right to extend the term of the First

Option Agreement for an additional year. As of December 31, 2022, the Company had not exercised the option under the First Option Agreement and no fees have been paid for the First Option Agreement.
In April 2021, the Company entered into an option agreement (the “Second Option Agreement”) with Stanford to negotiate the license for additional technologies from Stanford. Pursuant to the Second Option Agreement, the Company agreed to pay Stanford option fees in an aggregate amount of $30.0 thousand over the term of the option. On April 13, 2022, the Company entered into an amendment to the Second Option Agreement which extended the term for an additional year and the maintenance fee of $10.0 thousand for the extension was paid in the year ended December 31, 2022. As of December 31, 2022, the Company had not exercised the option under the Second Option Agreement.
LCGM Service Agreement
On August 30, 2021, the Company entered into a Master Manufacturing and Service Agreement with the Laboratory for Cell & Gene Medicine at Stanford (“LCGM MSA”). Pursuant to the LCGM MSA, LCGM will conduct clinical manufacturing, release testing, and product release for nula-cel
in the Company’s Phase 1/2 CEDAR clinical trial to treat SCD. During 2021, the Company entered into various SOWs under the LCGM MSA under which it received technology transfer and related services for HBB Beta-Globin Gene Variant for SCD, manufacturing engineer test runs, the exclusive use of a manufacturing suite at the LCGM facility, and Phase 1/2 CEDAR clinical development and manufacturing of the HBB Variant for SCD. During the years ended December 31, 2022 and 2021, the Company has recognized $6.1 and $2.7 million in research and development expense in connection with the LCGM MSA.
IDT License Agreement
On June 7, 2021, the Company entered into a License Agreement (“IDT License Agreement”) with Integrated DNA Technologies, Inc. (“IDT”). Pursuant to the IDT License Agreement, IDT granted the Company and its affiliates a worldwide, non-exclusive,
sublicensable license to research and develop products incorporating HiFi Cas9 protein variants for use in human therapeutic applications for SCD, XSCID and Gaucher disease (the Field) and a worldwide, exclusive, sublicensable license to commercialize such products in the Field. The Company has also been granted the right to expand the licensed Field to include human therapeutic applications in the additional fields of beta thalassemia disorder and lysosomal storage disorders upon the payment of an exercise fee in the amount of $0.5 million per additional field or $1.0 million for both additional fields.
In consideration of the licenses and rights granted to the Company under the IDT License Agreement, the Company agreed to pay to IDT an upfront payment in the amount of $3.0 million and up to $5.3 million (or $8.8 million if the Company elects to expand the Field as described above to include both the beta thalassemia and lysosomal storage disorders fields) in total regulatory milestone payments. Each regulatory milestone payment is payable once on an indication-by-indication
basis. In addition, the Company has agreed to pay IDT a low single-digit royalty on the net sales of products, subject to reductions in specified circumstances. The acquisition of the license was accounted for as an asset acquisition and as the acquired technology did not have an alternative use, the total consideration of $3.0 million was recorded as research and development expense in the statement of operations and comprehensive loss for the year ended December 31, 2021.
The IDT License Agreement remains in effect on a
country-by-country
and
product-by-product
basis until the expiration of the royalty term for such product in such jurisdiction. The Company and IDT each have the right to terminate the IDT License Agreement for the other party’s material breach of its obligations under the IDT License Agreement, subject to specified rights to cure. Additionally, the Company may terminate the IDT License Agreement for any reason upon written notice.

During the years ended December 31, 2022 and 2021, the Company has recognized $0.0 and $3.0 million, respectively, in research and development expense in connection with the IDT License Agreement. There are no milestones probable as of December 31, 2022 and 2021; therefore, no milestone payments have been recognized in the years ended December 31, 2022 and 2021.

Master Development and Manufacturing Services Agreement (for cell therapy services)
In November 2022, we entered into a master development and manufacturing services agreement, with the WuXi Agreement, pursuant to which we may engage WuXi, at our discretion, to provide services under separate work orders for cell therapy services. To date, pursuant to the WuXi Agreement, we have entered into three work orders for cell therapy services. Following our decision to discontinue the development of nula-cel,
we do not intend to enter into new work orders under the WuXi Agreement.
Bayside Lease
On December 16, 2021, the Company entered into a lease agreement with Bayside Area Development, LLC (“Bayside”) for 85,165 square feet of office and laboratory space at 233 E Grand Avenue, South San Francisco (the “Bayside Lease Agreement”). Pursuant to the Bayside Lease Agreement, the Company is expected to commence the lease on or before September 15, 2023 with a total term of 120 months. Future minimum lease payments under the Bayside Lease Agreement total $81.0 million, which does not include lease payments related to the Company’s one-time
option to extend for an additional ten years.
As of December 31, 2022 and 2021, the Company posted a security deposit in the amount of $1.6 million in the form of a letter of credit in connection with the Bayside Lease Agreement, which is classified as restricted cash, non-current
on the balance sheet. In addition, the lessor provided for a tenant improvement allowance of up to $14.9 million, which is expected to be fully utilized. As of December 31, 2022, the Company had recognized $12.2 million of tenant improvements, which was recorded as construction-in-progress
and included within property and equipment, net on the Company’s balance sheets.
As of December 31, 2022 and 2021, there was no
right-of-use
asset or lease liability recorded on the balance sheet for the Bayside Lease Agreement as the Company has not yet obtained possession of the space and the lease has not yet commenced.